Pledged assets	12 Months Ended
Dec. 31, 2022
Pledged assets [Abstract]
Pledged assets
19.	Pledged assets

(a)	Assets pledged as collateral as of December 31, 2021 and 2022 are as follows:

	2021		2022	Reasons for collateral
Securities:
Securities at FVTPL	~~W~~	14,944,525	12,627,388	Customer RP, etc.
Securities at FVOCI		3,244,232	9,282,016	Borrowings, Settlement security for Bank of Korea, Borrowing securities, etc.
Securities at amortized cost		16,284,795	15,004,325	Borrowings, Settlement security for Bank of Korea, Customer RP, etc.

		34,473,552	36,913,729

Deposits at amortized cost		958,206	1,883,755	Borrowings, etc.
Property and Equipment (real estate)		300,352	29,288	Establishing the right to collateral security, etc.

	~~W~~	35,732,110	38,826,772

(*)
The carrying values of assets pledged that the pledgees have the right to sell or re-pledge
regardless of the Group’s default as of December 31, 2021 and 2022 are
~~W~~
11,017,362 million and
~~W~~
9,754,980 million, respectively.

(b)	The fair value of collateral held that the Group has the right to sell or re-pledge regardless of the pledger’s default as of December 31, 2021 and 2022 are as follows:

	2021			2022
	The fair value of assets received as collateral		The fair value of collateral sold or re-provided as collateral	The fair value of assets received as collateral	The fair value of collateral sold or re-provided as collateral
Securities	~~W~~	2,163,744	—	3,750,199	—